Investment Risks - Axonic Strategic Income Fund	Feb. 28, 2026
Commercial Mortgage-Backed Securities Risks
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Commercial Mortgage-Backed Securities Risks. Collateral underlying CMBS generally consists of mortgage loans secured by income-producing properties or other CMBS, and the performance of these loans, as well as the market value of the underlying properties, depends largely on the net operating income generated by the properties and the performance of the related businesses, including property management. Fluctuations in income generation may increase the likelihood of default and the severity of potential losses. Property management challenges, such as operational inefficiencies, tenant vacancies, or market competition, may negatively impact property performance and value. Additionally, commercial real estate values are subject to limitations imposed by bankruptcy laws, state foreclosure statutes, and rights of redemption, which may restrict creditors’ remedies. The unavailability of financing for commercial real estate could further increase the risk of mortgage loan defaults, and recourse in such cases is generally limited to the collateral securing the loan, except where borrowers engage in fraudulent or illegal conduct. Broader economic factors, including higher CMBS delinquency rates caused by unforeseen events like economic downturns or natural disasters, may adversely affect payments on CMBS and, in turn, the value of the Fund’s investments.

Residential Mortgage-Backed Securities Risks
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Residential Mortgage-Backed Securities Risks. Collateral underlying RMBS generally consists of mortgage loans secured by residential real estate or other RMBS. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, the rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated.

Concentration in Certain Mortgage-Related Assets Risk
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Concentration in Certain Mortgage-Related Assets Risk. The Fund’s investments in mortgage-related assets, including private mortgage loans, RMBS (agency and non-agency), CMBS, CDOs, CLOs, and other mortgage-backed securities, introduces significant risks, including, without limitation, risks associated with lending and debt securities generally, investments in real estate generally, and similar risks described above and below. The Fund’s concentration in mortgage-related investments magnifies these risks, as the Fund’s performance will be disproportionately impacted by adverse developments in the commercial real estate market, the housing market, interest rates, or similar changes that reduce the values of real estate-related debt positions. These magnified risks may be realized rapidly if and when credit quality (or the perception of credit quality in the market) deteriorates within the mortgage sector generally or in one or more mortgage sub-sectors in which the Fund’s investments are concentrated.

REIT Risk
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REIT Risk. Investments in REITs and securities of companies primarily engaged in the real estate industry expose the Fund to risks similar to those associated with direct investments in real estate. These risks include sensitivity to general and local economic conditions, fluctuations in property values, changes in interest rates, and the potential unavailability of financing. Additionally, the performance of REITs may be adversely affected by specific factors such as tenant defaults, property management issues, and regulatory or tax changes impacting the real estate sector. These risks could negatively impact the Fund’s performance and value.

Asset-Backed Securities Risks
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Asset-Backed Securities Risks. ABS are subject to credit risk, interest rate risk, and to a lesser degree, prepayment risk. ABS may also be subject to additional risks, including the fact that underlying assets may be unsecured.

Structured Investments Risks
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Structured Investments Risks. The Fund may invest in entities structured to modify the investment characteristics of underlying debt securities, such as CDOs, CLOs (collateralized loan obligations), and CMOs, which are subject to significant risks arising from both the underlying assets and the structural complexities of these entities. The Fund does not directly own the underlying assets and therefore does not have rights typically afforded to asset holders, such as indemnification or voting rights, limiting its ability to influence or control the management of these assets. Structured finance securities are inherently exposed to credit, market, and structural risks, and investments in equity or junior tranches, which represent the first-loss position, are particularly vulnerable as they are typically unrated, highly leveraged, and carry heightened exposure to losses from defaults or underperformance of the underlying assets.

Commercial and Residential Mortgages and Loans Risks
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Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with investing in traditional fixed-income securities (including interest rate and credit risk) and certain additional risks and special considerations (including the risk of principal prepayment and, in the case of commercial and residential mortgage loans, the risk of investing in real estate). Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

Direct Lending/Origination Risk
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Direct Lending/Origination Risk. When the Fund invests in loans or privately placed debt securities that it directly or indirectly originates or purchases from originators, it is subject to risks inherent in investing in commercial and residential mortgages and loans, as well as additional risks and expenses. These risks include potential borrower defaults, delinquencies, and challenges associated with enforcing loan terms. In the event of default, the Fund may incur significant costs and delays associated with servicing the debt and pursuing foreclosure, and the proceeds from the sale of foreclosed properties may be insufficient to recover the Fund’s investment and related expenses. These risks may adversely impact the Fund’s performance and subject it to greater volatility and potential losses.

Aircraft and Aviation Industry Risk
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Aircraft and Aviation Industry Risk. The Fund may invest in Aviation Assets, including securities collateralized or otherwise backed by assets in the aviation industry, and commercial aircraft and loans and leases thereof (“Aviation Assets”). Certain Aviation Impact Events may have a direct and indirect impact on the value of the Fund’s Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism and war. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

Interest Rate Risk
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Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that changes in prevailing interest rates will affect the value of fixed-income securities and other instruments held by the Fund. Generally, when interest rates rise, the value of fixed-rate securities falls, and when interest rates decline, the value of such securities increases. Longer-term securities and portfolios with longer average duration tend to experience greater fluctuations in value as interest rates change. Changes in interest rates may also affect borrowers’ ability to meet their payment obligations, which could reduce the Fund’s net investment income and its distributions to shareholders. Declines in the value of fixed-income securities could adversely impact the Fund’s net asset value, and may also affect the Fund’s ability to achieve its investment objectives.

Inflation Risk
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Inflation Risk. The Fund is subject to inflation risk, which is the risk that the value of the Fund’s assets or income from investments may be eroded over time as inflation reduces the purchasing power of money. Rising inflation can lead to a decline in the real value of the Fund’s shares and dividends, thereby reducing the effective returns to investors. Inflation may also impact the broader economy and the performance of the Fund’s investments, potentially affecting the Fund’s ability to meet its investment objectives.

Market Risk
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Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism or war) could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Unrated Securities Risk
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Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

High Yield Securities Risk
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High Yield Securities Risk. The Fund may invest in below investment grade and/or unrated instruments (also known as “junk bonds”), which may include securities rated as low as “D” or unrated securities of comparable quality. Such instruments are regarded as predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions. There is no minimum credit quality for securities in which the Fund may invest.

Leverage
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Leverage. The Fund may use leverage, which will cause the Fund’s NAV to be more volatile than it would otherwise be, may cause the Fund to experience losses if earnings on the investments made with borrowed money do not cover the costs of borrowing and may increase the risk of investing with the Fund.

Credit Risk
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Credit Risk. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals. This includes the risk of default on interest or principal payments, as well as the potential for a deterioration in the creditworthiness of a counterparty or issuer, which could adversely affect the value of the Fund’s investments.

Valuation Risk
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Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation.

Illiquid Investments Risk
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Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Conflicts of Interest Risk
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Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

Derivatives Risks
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Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Extension Risk
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Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Non-U.S. Investments Risks
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Non-U.S. Investments Risks. Non-U.S. investments may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value. Investments in emerging markets can impose greater risk than investing in developed foreign markets.

Foreign Currency Risk
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Risk [Text Block]	Foreign Currency Risk. Changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments.
Security Selection Risk
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Risk [Text Block]	Security Selection Risk. The Fund’s financial condition and results of operations could be negatively affected if a significant investment fails to perform as expected.
General Market Risk
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General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based on changes in the value of its portfolio securities. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Portfolio Turnover Risks
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Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/ask spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term capital gains, which are generally taxable to shareholders subject to tax at ordinary income rates).

Money Market Fund Risk
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Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

Regulatory and Legal Risk
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Regulatory and Legal Risk. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Regulatory Dispositions Risk
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Regulatory Dispositions Risk. The Fund may be required to sell, reduce, hedge, unwind, or otherwise modify investments in order to avoid, cure, or mitigate potential or actual violations of legal, regulatory, or contractual requirements. Such circumstances may include, without limitation, compliance with the 1940 Act and related requirements (including, without limitation, leverage limitations, restrictions on transactions with affiliates and rules related to the use of derivatives transactions), investment concentration or diversification parameters, tax requirements applicable to regulated investment companies (including asset and income tests and distribution requirements), and covenants, eligibility criteria, borrowing base tests, performance triggers, or other requirements contained in credit facilities, warehouse or loan accumulation arrangements, securitizations, or similar financing and transactional documents. Dispositions or restructurings undertaken for compliance reasons may need to be executed during periods of market stress or reduced liquidity, and the Fund may be unable to trade in the desired size or timeframe. These actions can result in unfavorable pricing, wider bid/ask spreads, higher transaction costs, and realized losses. Compliance-driven sales can also alter the Fund’s risk profile by changing sector, issuer, or factor exposures, increasing concentration in remaining assets, or otherwise heightening volatility. Such actions may have adverse tax and distribution consequences, including the acceleration of gains, limitations on the use of losses, or changes to the timing and character of distributions. To address compliance requirements, the Fund may be required to raise cash quickly, which could lead to the sale of more liquid or higher-quality assets first, potentially leaving a less liquid or riskier mix of holdings and compounding the effects of market volatility. Borrowings used to meet liquidity needs would increase expenses and may negatively affect remaining shareholders.

Risk Relating to the Fund’s Regulated Investment Company (“RIC”) Status
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Risk Relating to the Fund’s Regulated Investment Company (“RIC”) Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their Shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.